Provisions - Summary of Silicosis Settlement Costs (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 ZAR (R)
Reconciliation of changes in other provisions [abstract]
Balance at the beginning of the year	$ 18.3		$ 21.2
Changes in estimates	(0.7)		0.3	$ (1.6)
Unwinding of provision recognised as finance expense	1.1		1.5
Payment	(4.4)		(3.5)
Translation	(1.2)		(1.2)
Balance at end of the year	13.1		18.3	$ 21.2
Current portion of silicosis settlement costs	(0.6)		(4.0)
Non-current portion of silicosis settlement costs	12.5		14.3
Silicosis
Reconciliation of changes in other provisions [abstract]
Balance at the beginning of the year	18.3	R 268.6
Balance at end of the year	13.1	R 209.6	18.3
Current portion of silicosis settlement costs	(0.6)		(4.0)
Non-current portion of silicosis settlement costs	12.5		$ 14.3
Nominal amount of provision	$ 16.9				R 269.8
Silicosis | Government bonds
Reconciliation of changes in other provisions [abstract]
Discount rate on government bonds	7.83%		6.67%		7.83%